Schedule of Ordinary Share Issued and Fully Paid (Details) - AUD ($)		6 Months Ended	12 Months Ended
		Dec. 31, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Issued Capital
Ordinary share - issued and fully paid shares, beginning of the period		215,056,881	210,889,961	180,202,285	1,680,946,647
Ordinary share - issued and fully paid value, beginning of the period		$ 143,972,570	$ 142,986,671	$ 125,713,259	$ 114,922,698
Ordinary share - issued and fully paid shares, beginning of the period		56,880,000	4,166,669	27,228,501	109,090,910
Ordinary share - issued and fully paid value, beginning of the period		$ 8,472,091	$ 1,000,005	$ 19,059,988	$ 12,000,000
Ordinary share - issued and fully paid shares, beginning of the period		5,414,220	251	100,185
Ordinary share - issued and fully paid value, beginning of the period		$ 1,250,083	$ 176	$ 40,130
Ordinary share - issued and fully paid shares, beginning of the period				3,358,990
Shares issued on conversion of conversion of cashless options, value
Performance rights exercised, shares					12,000,000
Performance rights exercised, value					$ 312,000
Consolidation of shares adjustment, shares	[1]				(1,621,835,272)
Consolidation of shares adjustment, value	[1]
Ordinary share - issued and fully paid value, beginning of the period		(180,890)		(636,670)	(732,000)
Ordinary share - issued and fully paid value, beginning of the period		$ (1,404,784)	$ (14,282)	$ (1,190,036)	$ (789,439)
Ordinary share - issued and fully paid shares, beginning of the period		278,943,573	215,056,881	210,889,961	180,202,285
Ordinary share - issued and fully paid value, beginning of the period		$ 152,432,465	$ 143,972,570	$ 142,986,671	$ 125,713,259
Shares issued for services rendered		1,592,472
Ordinary share -Shares issued for services rendered		$ 323,395

[1]	On the 29 November 2021 the company completed a share consolidation on a 10:1 basis